Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Enhanced Group Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001956439
Amendment Flag	false
Entity Incorporation, State or Country Code	TX
Entity Primary SIC Number	7990
Entity Tax Identification Number	42-2394886
Entity Address, Address Line One	169 Madison Ave
Entity Address, Address Line Two	Suite 15101
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016